Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.32

Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Loan Status	Final Overall Event Level	Final Credit Event Level	Final Compliance Event Level	Final Property Event Level	Credit Exceptions	Compliance Exceptions	Property Exceptions	Compensating Factors	Immaterial/Waived	Lender Commentary	Cleared Exceptions	Exceptions
XXX	2024090710	XXX	2	1	2	1	Verified reserves - The borrower has XXX months reserves, only XXX required.; Low DTI - DTI is XXX%, max allowed XXX%;	XXX Missing evidence of the Seller Closing Disclosure - Missing Seller CD for subject transaction. Seller CD in file is from the sales of the borrower's departure residence (Page 550). , Client Comment: EV2 Non-Material	XXX Type is prohibited - Subject property is XXX and zoned agricultural. Missing verification of the following characteristics to confirm eligibility:
-Community population at least XXX
-Distance to major XXX with >XXX population XXX miles
-Distance to employment and other services a max of XXX miles - XXX Corrected appraisal received.  Property was updated to XXX. Appraiser notes "After further evaluation and research, it is this appraisers opinion that the location of the subject property is indeed XXX and NOT XXX. Report has been corrected to reflect this information."

XXX Initial 1003 Application is Incomplete - Initial 1003 Application (p1) is missing the Lender Loan Information section. - XXX Lender Loan Information section of the initial 1003 received.

XXX Missing Warranty Deed (XXX) - Warranty deed transferring title to the borrower is not in the file. - XXX - Exception is cleared with the attached copy of the Warranty Deed. XXX Exception Cleared;

XXX Final 1003 Application is Incomplete - Final 1003 Application (p12) is missing the Lender Loan Information section. - XXX - Exception is cleared with the attached copy of the 1003 Application Lender Loan Information. XXX Exception Cleared;

XXX Missing Underwriter Loan Approval - Approval not in file, only an unsigned 1008 (p9). - XXX - Exception is cleared with the attached copy of the underwriting decision. XXX Exception Cleared;

XXX	2024090709	XXX	1	1	1	1	Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating on primary residence.; Verified credit history - Middle credit scores XXX. Minimum credit required XXX.; Low DTI - XXX% DTI < XXX% Max Allowed.; Low LTV/CLTV/HCLTV - XXX% LTV < XXX% Max Allowed.;	XXX Flood Notice Was Not Executed - Missing executed Notice to Borrower in Special XXX. Flood Notice in file pg. 412 is not signed by borrower(s). - XXX Executed Notice to Borrower in Special XXX received. Disclosure execution date XXX.

XXX	2024090708	XXX	1	1	1	1	Verified reserves - XXX months of XXX reserves required. Verified XXX reserves of XXX months. ; Verified housing payment history - XXX months of mortgage history paid XXX, verified per credit report. ;	XXX Missing Second XXX - Missing Page 1 of XXX to Mortgage. Only Page 2 of XXX was provided (pg 401). - XXX Executed XXX received.

XXX Missing Lender Project XXX Classification - Missing confirmation of Lender Project XXX Classification.  - XXX Lender XXX review indicating Warrantable project received.

XXX	2024090707	XXX	1	1	1	1	Low DTI - XXX% DTI is below XXX% maximum per guidelines.; Disposable Income - Borrower has $XXX in residual income.;	XXX Missing proof of XXX payment on non-subject property - Provide translated documentation of taxes for XXX and XXX properties. Unable to determine the expenses with the provided documentation. - XXX Copies of tax bills and documentation to support properties are owned XXX received.

XXX	2024090706	XXX	1	1	1	1				Verified reserves - XXX months reserves or $XXX required, XXX months reserves or $XXX documented.; Verified credit history - FICO XXX, XXX required;